Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (10,246)	$ (10,749)	$ (28,489)	$ (38,794)	$ (13,180)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	488	184	976	613	499
Loss on disposal of equipment			231
Share-based compensation	1,522	249	2,300	662	271
Non-cash interest expense	248	1,467	4,315	1,224	4
Reduction of revenue associated with a convertible note (Note 9)				245
Non-cash charge associated with a convertible note (Note 9)				3,610
Change in estimated fair value of financial instruments		3,563	(6,717)	12,461	(1)
Gain on equipment sale leaseback					(6)
Gain on extinguishment of debt			(49)
Amortization of investment securities premiums/discounts, net	9		18
Net changes in operating assets and liabilities:
Accounts receivable	(1,016)	59	(3,381)	(2,464)	484
Accounts receivable from related parties	(327)	(132)	(767)	(59)	(54)
Inventories	(1,171)	(495)	(6,794)	(1,625)	(1,703)
Prepaid expenses and other assets	(224)	(558)	991	(2,097)	(663)
Accounts payable	2,737	138	1,682	1,174	438
Accrued and other liabilities	(1,337)	(1,320)	987	1,381	710
Deferred revenue	(241)	(48)	823	354	776
Deferred revenue from related parties	(324)	(33)	(131)	890
Net cash used in operating activities	(9,882)	(7,675)	(34,005)	(22,425)	(12,425)
Cash flows from investing activities
Purchases of property, plant and equipment	(5,044)	(432)	(4,025)	(2,757)	(423)
Proceeds from sale of equipment			41
Purchase of short-term investments	(49)		(17,477)		(2,000)
Maturities of short-term investments	11,053		3,782	2,000
Net cash provided by (used in) investing activities	5,960	(432)	(17,679)	(757)	(2,423)
Cash flows from financing activities
Proceeds from initial public offering, net of offering costs and underwriter commissions			56,105
Proceeds from issuance of convertible preferred stock, net of issuance costs					13,160
Proceeds from issuance of convertible notes payable			6,529	24,076
Proceeds from issuance of debt, net of financing costs			3,700	17,375
Proceeds from line of credit				500	500
Repayment of line of credit				(500)	(500)
Repayment of debt	(67)	(9,224)	(9,433)	(1,154)	(206)
Repayment of capital leases	(69)	(25)	(229)	(209)	(191)
Proceeds from secured borrowing			2,880
Reductions in secured borrowing			(2,880)
Change in restricted cash		9,139	9,139	(9,139)
Proceeds from exercise of stock options	851	2	250	24	13
Proceeds from exercise of preferred stock warrants			47
Proceeds from exercise of common stock warrants	50		25
Net cash provided by (used in) financing activities	765	(108)	66,133	30,973	12,776
Net increase (decrease) in cash and cash equivalents	(3,157)	(8,215)	14,449	7,791	(2,072)
Cash and cash equivalents, beginning of year	24,455	10,006	10,006	2,215	4,287
Cash and cash equivalents, end of period	21,298	1,791	24,455	10,006	2,215
Supplemental disclosure of cash flow information
Cash paid for interest, net of capitalized interest	525	518	1,682	1,136	84
Supplemental disclosure of non-cash investing and financing activities
Property, plant and equipment included in accounts payable and accrued liabilities	2,040		1,009
Equipment acquired under capital leases	453	77	2,106	317	93
Interest added to the principal of convertible notes		628	1,623	837
Reclassification of warrants from liabilities to equity			2,669
Conversion of convertible notes to common stock			44,890
Conversion of preferred stock to common stock			$ 39,659